Trade and other receivables - Additional Information (Details) - COP ($) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Contribution from Ministry of Finance and Public Credit					$ 26,346,530
Payments received in cash				$ 10,369,254
Payments received in TES				10,144,782
Isa
Trade and other receivables
Gross accounts receivable			$ 2,279,637	2,193,633	2,279,637
Provision for expected losses, included in provision line for expected credit losses			407,567	367,593	407,567
Net book value of accounts receivable included in others			1,872,070	1,826,040	1,872,070
Ecopetrol
Trade and other receivables
Contribution from Ministry of Finance and Public Credit				16,449,821	2,876,149
Payments received in cash				6,305,038
Payments received in TES				10,144,782
Ecopetrol | Interconexion Electrica S.A
Trade and other receivables
Contribution from Ministry of Finance and Public Credit				20,514,037	4,770,351
Ecopetrol | Foreign concessions
Trade and other receivables
Contribution from Ministry of Finance and Public Credit		$ 2,876,149	$ 21,576,179
Refineria de Cartagena
Trade and other receivables
Contribution from Ministry of Finance and Public Credit				$ 4,064,216	$ 1,894,202
Reficar
Trade and other receivables
Contribution from Ministry of Finance and Public Credit	$ 1,894,202